WILLIAMSBURG INVESTMENT TRUST

October 5, 2011

FILED VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Williamsburg Investment Trust
811-05685; 33-25301

Ladies and Gentleman:

We are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, preliminary copies of proxy materials, including a Shareholder Letter, Notice of Special Meeting and Proxy Statement, to be furnished to shareholders of the FBP Value Fund and the FBP Balanced Fund, each a series of Williamsburg Investment Trust, in connection with a Special Meeting of Shareholders scheduled to be held on December 1, 2011.

If you have any questions or comments concerning this filing, please telephone the undersigned at (513) 587-3418.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Secretary